ACCOUNTING POLICIES - CRITICAL ACCOUNTING ESTIMATES (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Financial forecasts based on strategic plans	5 years